COST OF REVENUES	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES

NOTE 19 - COST OF REVENUES

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Cost of integrated POS devices sales	68,433	62,872	40,165
Cost of recurring revenue	78,765	50,604	30,805
	147,198	113,476	70,970

As of the periods ended December 31, 2023, 2022 and 2021, cost of revenue includes employee related costs and share based compensation in the amount of $7,385, $6,352 and $4,058 thousand, respectively.